PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of property, plant and equipment. net

	At December 31,
	2020	2021
Land	$282,000	$282,000
Plant and machinery	828,761	858,948
Motor vehicles	193,530	65,473
Office equipment	260,178	252,150
Power stations	131,355,790	138,533,441

Less: Accumulated depreciation	(13,728,141)	(19,181,277)
	119,192,118	120,810,735
Construction in progress	751,353	4,835,751
Property, plant and equipment, net	$119,943,471	$125,646,486